(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
(Loss) Earnings Per Share [Abstract]
Schedule of (Loss) Earnings Per Share	The following table sets forth the computation of basic and diluted (loss) earnings per share for the years ended December 31, 2024, 2023 and 2022:
	For the Years Ended December 31,
	2024	2023	2022
Net (loss) income	$(7,419,412)	$9,750,046	$7,903,611
Accretion of convertible redeemable preferred shares	—	(160,000)	(135,781)
Net income attributable to Able View Global Inc’s preferred shareholders	—	(148,701)	(120,446)
Net (loss) income attributable to Able View Global Inc’s ordinary shareholders	$(7,419,412)	$9,441,345	$7,647,384

(Loss) earnings per share – basic and diluted	$(0.17)	$0.24	$0.20

Weighted average shares – basic and diluted	42,564,831	39,454,997	37,732,310